Taxation (Tables)	12 Months Ended
Mar. 31, 2019
Income Taxes [Abstract]
Disclosure of major components of tax expense

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Major components of taxation expense
Normal taxation	(90,787)	(58,668)	(46,788)
– Current	(87,540)	(55,385)	(43,434)
– (Under)/Over-provision prior years	1,318	325	589
– Foreign tax paid	(3,800)	(2,880)	(3,711)
– Withholding tax	(765)	(728)	(232)

Deferred taxation (note 18)	(47,175)	24,978	19,976
– Current year	(43,700)	25,658	20,748
– Under-provision prior years	(3,475)	(680)	(772)
	(137,962)	(33,690)	(26,812)

Disclosure of taxation recognized in other comprehensive income
Taxation recognized in other comprehensive income

	Before tax R’000	Tax impact R’000	After tax R’000

2019
Exchange differences on translating foreign operations	114,596	1,151	115,747
	114,596	1,151	115,747

	Before tax R’000	Tax impact R’000	After tax R’000

2018
Exchange differences on translating foreign operations	(60,331)	(237)	(60,568)
	(60,331)	(237)	(60,568)

	Before tax R’000	Tax impact R’000	After tax R’000

2017
Exchange differences on translating foreign operations	(80,870)	(59)	(80,929)
	(80,870)	(59)	(80,929)

Disclosure of taxation using the weighted average tax rate applicable
The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

		March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000
Profit before taxation		340,298	214,883	148,253
Tax at the applicable tax rate of 28%		95,283	60,167	41,511
Tax effect of:		42,679	(26,477)	(14,699)
– Income not subject to tax		(557)	(552)	—
– Expenses not deductible for tax purposes(1)		5,014	6,460	7,409
– Non-deductible/(non-taxable) foreign exchange movements(2)	`	47,318	(28,184)	(15,884)
– Withholding tax		765	728	232
– Utilization of prior year assessed losses(3)		(5,497)	(6,452)	(1,461)
– Foreign tax paid(4)		3,800	2,880	3,711
– Tax rate differential		(3,317)	(2,546)	1,281
– Deferred tax not recognized on assessed losses		239	517	4,049
– Deferred tax asset previously not recognized		(3,598)	(1,122)	(5,342)
– Under-provision prior years		2,157	355	183
– Tax incentives in addition to incurred cost(5)		(6,049)	(3,258)	(10,387)
– Share-based payment expense previously not deductible		—	(1,049)	—
– Imputation of controlled foreign company income		2,438	2,365	1,453
– Transfer pricing imputation		78	3,381	57
– Other		(112)	—	—
		137,962	33,690	26,812

(1)	These non-deductible expenses consist primarily of items of a capital nature and costs attributable to exempt income.

(2)	The non-deductible/(non-taxable) foreign exchange movements arise as a result of the Group’s internal loan structures.

(3)	The utilization of assessed losses arises mainly in Europe, Brazil and the Americas where historical assessed losses are being utilized, refer to note 18.

(4)	The foreign tax paid relates primarily to withholding taxes on revenue earned in jurisdictions where the Group does not have a legal entity.

(5)	The tax incentives relate mainly to the section 11D allowance detailed below, as well as S12H learnership allowances received.